Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of May 2014
Collection Period Start	1-May-14	Distribution Date	16-Jun-14
Collection Period End	31-May-14	30/360 Days	30
Beg. of Interest Period	15-May-14	Actual/360 Days	32
End of Interest Period	16-Jun-14

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,338,405,600.85	328,440,779.00	282,783,987.38	0.2112842
Total Securities		1,338,405,600.85	328,440,779.00	282,783,987.38	0.2112842
Class A-1 Notes	0.343780%	170,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.680000%	150,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.311100%	350,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	0.980000%	380,000,000.00	40,035,178.15	0.00	0.0000000
Class A-4 Notes	1.130000%	60,870,000.00	60,870,000.00	55,248,386.53	0.9076456
Certificates	0.000000%	227,535,600.85	227,535,600.85	227,535,600.85	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	40,035,178.15	32,695.40	105.3557320	0.0860405
Class A-4 Notes	5,621,613.47	57,319.25	92.3544188	0.9416667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	45,656,791.62	90,014.65

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				4,807,450.01
Monthly Interest				1,879,060.46
Total Monthly Payments				6,686,510.47

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				269,341.60
Aggregate Sales Proceeds Advance				22,064,485.17
Total Advances				22,333,826.77

Vehicle Disposition Proceeds:
Reallocation Payments				42,819,882.97
Repurchase Payments				2,785,039.93
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				14,606,852.36
Excess Wear and Tear and Excess Mileage				431,798.78
Remaining Payoffs				0.00
Net Insurance Proceeds				262,784.68
Residual Value Surplus				2,174,517.87
Total Collections				92,101,213.83

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	27,644,897.97			1,860
Involuntary Repossession	108,049.00			8
Voluntary Repossession	69,455.00			5
Full Termination	14,997,481.00			963
Bankruptcy	-			-
Insurance Payoff		260,041.80		15
Customer Payoff			292,057.95	17
Grounding Dealer Payoff			11,190,572.64	648
Dealer Purchase			3,596,873.66	201
Total	42,819,882.97	260,041.80	15,079,504.25	3,717

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of May 2014

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	20,950	404,518,518.10	7.00000%	328,440,779.00
Total Depreciation Received		(5,561,127.32)		(4,845,567.89)
Principal Amount of Gross Losses	(34)	(582,381.51)		(472,156.32)
Repurchase / Reallocation	(197)	(3,331,528.36)		(2,785,039.93)
Early Terminations	(814)	(15,582,129.08)		(12,550,058.94)
Scheduled Terminations	(1,679)	(30,559,219.92)		(25,003,968.54)
Pool Balance - End of Period	18,226	348,902,131.91		282,783,987.38

Remaining Pool Balance
Lease Payment				27,523,767.32
Residual Value				255,260,220.06
Total				282,783,987.38

III. DISTRIBUTIONS

Total Collections					92,101,213.83
Reserve Amounts Available for Distribution
Total Available for Distribution					92,101,213.83

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					328,741.69
3. Reimbursement of Sales Proceeds Advance					38,758,213.70
4. Servicing Fee:
Servicing Fee Due					273,700.65
Servicing Fee Paid					273,700.65
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					39,360,656.04

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					32,695.40

Class A-3 Notes Monthly Interest Paid					32,695.40
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of May 2014

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	57,319.25

Class A-4 Notes Monthly Interest Paid	57,319.25
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	90,014.65
Total Note and Certificate Monthly Interest Paid	90,014.65
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	52,650,543.14

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	45,656,791.62

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	45,656,791.62
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	6,993,751.52

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of May 2014

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		6,692,028.00
Required Reserve Account Amount		20,076,084.01
Beginning Reserve Account Balance		20,076,084.01
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		20,076,084.01
Reserve Fund Draw Amount
Deposit of Remaining Available Collections		6,993,751.52
Gross Reserve Account Balance		27,069,835.53
Remaining Available Collections Released to Seller		6,993,751.52
Total Ending Reserve Account Balance		20,076,084.01

V. POOL STATISTICS

Weighted Average Remaining Maturity		5.20
Monthly Prepayment Speed		85%
Lifetime Prepayment Speed		82%

	$	units
Recoveries of Defaulted and Casualty Receivables	483,696.15
Securitization Value of Defaulted Receivables and Casualty Receivables	472,156.32	34
Aggregate Defaulted and Casualty Gain (Loss)	11,539.83
Pool Balance at Beginning of Collection Period	328,440,779.00
Net Loss Ratio	0.0035%

Cumulative Net Losses for all Periods	-0.1461%	(1,955,762.19)

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	2,918,170.31	199
61-90 Days Delinquent	677,623.67	47
91-120+ Days Delinquent	201,040.31	14
Total Delinquent Receivables:	3,796,834.29	260
60+ Days Delinquencies as Percentage of Receivables	0.27%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	42,642,378.97	2,823
Securitization Value	42,107,858.00
Aggregate Residual Gain (Loss)	534,520.97

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	423,042,886.34	27,121
Cumulative Securitization Value	412,715,129.42
Cumulative Residual Gain (Loss)	10,327,756.92

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		57,217,167.95
Reimbursement of Outstanding Advance		38,758,213.70
Additional Advances for current period		22,064,485.17
Ending Balance of Residual Advance		40,523,439.42

Beginning Balance of Payment Advance		688,737.30
Reimbursement of Outstanding Payment Advance		328,741.69
Additional Payment Advances for current period		269,341.60
Ending Balance of Payment Advance		629,337.21

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of May 2014

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No